Schedule of loss per share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Net loss	$ (633,257)	$ (94,979,338)
Loss attributable to ordinary shareholders	$ (633,257)	$ (94,979,338)
Weighted average number of ordinary shares	26,029,785	6,466,527
Loss per share - Basic	$ (0.02)	$ (14.69)
Loss per share - Diluted	$ (0.02)	$ (14.69)